MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2009-2

Collection Period						02/01/10-02/28/10
Determination Date						3/9/2010
Distribution Date						3/15/2010

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$553,641,230.49
2	.	Collections allocable to Principal				$15,435,505.83
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$357,029.56
5	.	Pool Balance on the close of the last day of the related Collection Period				$537,848,695.10
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$600,000,005.52

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$55,645,343.98		$39,830,763.81
		b.	Class A-2 Note Balance	$149,000,000.00		$149,000,000.00
		c.	Class A-3 Note Balance	$190,000,000.00		$190,000,000.00
		d.	Class A-4 Note Balance	$88,500,000.00		$88,500,000.00
		e.	Class B Note Balance	$42,000,000.00		$42,000,000.00
		f.	Class C Note Balance	$10,500,000.00		$10,500,000.00
		g.	Note Balance (sum a - f)	$535,645,343.98		$519,830,763.81

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.5013094		0.3588357
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.9063373		0.8795783

9	.	Overcollateralization Target Amount				$18,017,931.29
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$18,017,931.29

11	.	Weighted Average Coupon			%	9.89%
12	.	Weighted Average Original Term			months	65.11
13	.	Weighted Average Remaining Term			months	56.40

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,469,658.95
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,469,658.95

15	.	Principal:
		a.	Collections allocable to Principal			$15,435,505.83
		b.	Liquidation Proceeds allocable to Principal			$12,542.02
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$15,448,047.85

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$19,917,706.80
17	.	Interest Income from Collection Account				$912.62
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + 17+ 18)				$19,918,619.42

Available Funds

20	.	Available Collections		$19,918,619.42
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$19,918,619.42

Application of Available Funds

23	.	Servicing Fee
		a.	Monthly Servicing Fee	$461,367.69
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$461,367.69
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$3,460.26
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$3,460.26
		e.	Shortfall Amount (a + b + c - d)	$0.00

26	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$11,624.17
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$11,624.17

		e.	Class A-2 Monthly Interest	$115,475.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$115,475.00

		i.	Class A-3 Monthly Interest	$275,500.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$275,500.00

		m.	Class A-4 Monthly Interest	$207,975.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$207,975.00

27	.	Priority Principal Distributable Amount		$0.00

28	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$162,750.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$162,750.00

29	.	Secondary Principal Distributable Amount		$0.00

30	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$54,337.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$54,337.50

31	.	Tertiary Principal Distributable Amount		$0.00

32	.	Required Payment Amount (Ln 23 + Ln 25 +(sum of Ln 26 through Ln 31))		$1,292,489.62

33	.	Reserve Account Deficiency		$0.00

34	.	Regular Principal Distributable Amount	$15,814,580.17

35	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

36	.	Additional Servicing Fees, if any	$0.00

37	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

38	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,469,658.95
		b.	Total Daily Deposits of Principal Collections	$15,448,047.85
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$912.62
		e.	Total Deposits to Collection Account (sum a - d)	$19,918,619.42

39	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$461,367.69
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,460.26
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,642,241.84
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,811,549.63
		f.	Total Withdrawals from Collection Account (sum a - e)	$19,918,619.42

Note Payment Account Activity

40	.	Deposits
		a.	Class A-1 Interest Distribution	$11,624.17
		b.	Class A-2 Interest Distribution	$115,475.00
		c.	Class A-3 Interest Distribution	$275,500.00
		d.	Class A-4 Interest Distribution	$207,975.00
		e.	Class B Interest Distribution	$162,750.00
		f.	Class C Interest Distribution	$54,337.50

		g.	Class A-1 Principal Distribution	$15,814,580.17
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$16,642,241.84

41	.	Withdrawals
		a.	Class A-1 Distribution	$15,826,204.34
		b.	Class A-2 Distribution	$115,475.00
		c.	Class A-3 Distribution	$275,500.00
		d.	Class A-4 Distribution	$207,975.00
		e.	Class B Distribution	$162,750.00
		f.	Class C Distribution	$54,337.50
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$16,642,241.84

Certificate Payment Account Activity

42	.	Deposits
		a.	Excess Collections	$2,811,549.63
		b.	Reserve Account surplus (Ln 52)	$160.60
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,811,710.23

43	.	Withdrawals
		a.	Certificateholder Distribution	$2,811,710.23
		b.	Total Withdrawals from Certificate Payment Account	$2,811,710.23

Required Reserve Account Amount

44	.	Lesser of: (a or b)
		a.	$3,000,000.00	$3,000,000.00
		b.	Note Balance	$519,830,763.81

45	.	Required Reserve Account Amount		$3,000,000.00

Reserve Account Reconciliation

46	.	Beginning Balance (as of end of preceding Distribution Date)	$3,000,000.00
47	.	Investment Earnings	$160.60
48	.	Reserve Account Draw Amount	$0.00
49	.	Reserve Account Amount (Ln 46+ Ln 47 - Ln 48)	$3,000,160.60
50	.	Deposit from Available Funds (Ln 39d)	$0.00
51	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
52	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 51 exist		$160.60
53	.	Ending Balance (Ln49 + Ln50 - Ln51 - Ln52)		$3,000,000.00
54	.	Reserve Account Deficiency (Ln45 - Ln53)		$0.00

Instructions to the Trustee

55	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
56	.	Amount to be paid to Servicer from the Collection Account			$461,367.69
57	.	Amount to be paid to Backup Servicer from the Collection Account			$3,460.26
58	.	Amount to be deposited from the Collection Account into the Note Payment Account			$16,642,241.84
59	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,811,549.63
60	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
61	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$160.60
62	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$15,826,204.34
63	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$115,475.00
64	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$275,500.00
65	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$207,975.00
66	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$162,750.00
67	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$54,337.50
68	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$2,811,710.23

Net Loss and Delinquency Activity

69	.	Net Losses with respect to preceding Collection Period			$344,487.54
70	.	Cumulative Net Losses			$432,673.19
71	.	Cumulative Net Loss Percentage			0.0721%

72	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	383	$4,704,013.47
		b.	61 to 90 days past due	109	$1,372,137.67
		c.	91 or more days past due	49	$669,792.84
		d.	Total Past Due (sum a - c)	541	6,745,943.98

Servicer Covenant
73	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$1,835,893,000.00
74	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2010.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer